Right-of-use assets - Depreciation charge of right-of-use assets by class of underlying asset (Details) - CNY (¥)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Right-of-use assets
Depreciation of right of use assets	¥ 239,787,000	¥ 334,193,000	¥ 309,606,000	¥ 213,490,000
Interest on lease liabilities	25,112,000	34,396,000	32,991,000	26,817,000
Expense relating to short-term leases and other leases with remaining lease term ending on or before June 30/December 31	13,729,000	15,322,000	28,384,000	28,656,000
Variable lease payments not included in the measurement of lease liabilities	24,802,000	18,614,000	4,648,000	2,846,000
COVID-19 rent concessions			(35,548,000)	(42,698,000)
Right-of-use assets	2,900,860,000	2,552,600,000	2,342,589,000
Property
Right-of-use assets
Depreciation of right of use assets	215,399,000	285,393,000	275,310,000	205,344,000
Warehouse equipment
Right-of-use assets
Depreciation of right of use assets	1,784,000	3,592,000	3,765,000	¥ 8,146,000
Land use right
Right-of-use assets
Depreciation of right of use assets	22,604,000	45,208,000	30,531,000
Self operated stores
Right-of-use assets
Right-of-use assets	¥ 998,032,000	¥ 585,231,000	¥ 333,649,000
Minimum
Right-of-use assets
Variable lease payments (as a percentage)	1.00%
Minimum | Warehouse equipment
Right-of-use assets
Lease term of right of use assets	2 years
Minimum | Office space
Right-of-use assets
Lease term of right of use assets	2 years
Minimum | Self operated stores and warehouse storage
Right-of-use assets
Lease term of right of use assets	2 years
Maximum
Right-of-use assets
Variable lease payments (as a percentage)	18.00%
Maximum | Warehouse equipment
Right-of-use assets
Lease term of right of use assets	3 years
Maximum | Office space
Right-of-use assets
Lease term of right of use assets	5 years
Maximum | Self operated stores and warehouse storage
Right-of-use assets
Lease term of right of use assets	10 years